SHARE CAPITAL AND RESERVES - Black-Scholes option pricing model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE CAPITAL AND RESERVES
Risk-free interest rate	0.95%	0.39%
Expected option life in years	5.0	5.0
Expected share price volatility	95.13%	96.82%
Grant date share price	$ 7.18	$ 2.39
Expected dividend yield	0.00%	0.00%